Condensed Consolidating Financial Information - 2015 Notes - Additional information (Detail) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Parent Company Only Financial Information [Line Items]
Long term debt	$ 1,259,414,000	$ 757,969,000	$ 747,686,000
Percentage of ownership owned by parent in guarantor subsidiaries	100.00%
Senior Notes 2015 [Member]
Parent Company Only Financial Information [Line Items]
Long term debt	400,000,000
Long term debt including accrued interest	$ 409,000,000